Accrued Liabilities	6 Months Ended
Jun. 30, 2016
Accrued Liabilities
Accrued Liabilities

8Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2016	December 31, 2015
Accrued payroll	$1,182	$1,162
Accrued interest	8,465	8,059
Accrued expenses	4,981	4,793

Total	$14,628	$14,014

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet of $5.0 million and $3.6 million as of June 30, 2016 and December 31, 2015, respectively and accrued realized losses on cash flow interest rate swaps of nil and $1.2 million as of June 30, 2016 and December 31, 2015, respectively.